Business Combinations - Qualtrics Acquisition (Details) $ / shares in Units, € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 23, 2019 USD ($) $ / shares	Jan. 23, 2019 EUR (€)
Recognized Assets and Liabilities
Revenue	€ 27,553	€ 24,708	€ 23,461
Profit after tax	3,370	€ 4,088	€ 4,046
Qualtrics
Business Combinations
Ownership interest acquired (as a percent)				100.00%	100.00%
Cash paid per share (in dollars per share) | $ / shares				$ 35
Cash paid				$ 7.1	€ 6,212
Liabilities incurred					237
Liabilities To Incur In Acquisition, Share Based Payment | $				$ 0.9
Total consideration transferred					6,449
Recognized Assets and Liabilities
Cash and cash equivalents					138
Other financial assets					1
Trade and other receivables					37
Other non-financial assets					20
Property, plant, and equipment					75
Intangible assets					1,803
Thereof acquired technology					575
Thereof customer relationship and other intangibles					1,226
Thereof software and database licenses					2
Total identifiable assets					2,074
Trade and other payables					97
Financial liabilities					53
Current and deferred tax liabilities					320
Provisions and other non-financial liabilities					41
Contract liabilities					129
Total identifiable liabilities					640
Total identifiable net assets					1,434
Goodwill					5,015
Total consideration transferred					€ 6,449
Revenue	27,553
Profit after tax	3,370
Revenue from Qualtrics	429
Profit after tax from Qualtrics	€ (526)